ANGEL OAK MORTGAGE TRUST 2020-2 ABS-15G

Exhibit 99.15

Client Name:	Angel Oak
Client Project Name:	AOMT 2020-2
Start - End Dates:	7/25/2019 - 12/6/2019
Deal Loan Count:	11

Loan Level Tape Compare Upload
Loans in Report	11

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
410000312	XXXXX	Combined LTV	XXXXX	XXXXX
410000312	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410000312	XXXXX	Original LTV	XXXXX	XXXXX
410000317	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410000317	XXXXX	Original LTV	XXXXX	XXXXX
410000329	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410000329	XXXXX	Original LTV	XXXXX	XXXXX
410001500	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410001500	XXXXX	Original LTV	XXXXX	XXXXX
410000433	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410000433	XXXXX	Original LTV	XXXXX	XXXXX
410001502	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410001502	XXXXX	Original LTV	XXXXX	XXXXX
410001503	XXXXX	Combined LTV	XXXXX	XXXXX
410001503	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410001503	XXXXX	Original LTV	XXXXX	XXXXX
410001504	XXXXX	Combined LTV	XXXXX	XXXXX
410001504	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410001504	XXXXX	Original LTV	XXXXX	XXXXX
410001505	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410001505	XXXXX	Original LTV	XXXXX	XXXXX
410001501	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410001501	XXXXX	Loan Purpose	Cashout Refi	Purchase
410001501	XXXXX	Original LTV	XXXXX	XXXXX
410001506	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX
410001506	XXXXX	Loan Purpose	Cashout Refi	Purchase
410001506	XXXXX	Original LTV	XXXXX	XXXXX

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